Income Taxes, Valuation allowances (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended	8 Months Ended	4 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Non-US Operations [Member]	Dec. 31, 2010 Successor [Member] French Operations [Member]	Apr. 30, 2010 Predecessor [Member] French Operations [Member]
Valuation allowance [Line Items]
Operating loss carryforwards, valuation allowance	$ 551
Valuation allowance	551
Changes in valuation allowances			11	(266)	262
Deferred taxes on unremitted earnings of certain equity joint ventures	$ 40	$ 45